Income Taxes (Details Narrative) (10 K)	12 Months Ended
Dec. 31, 2020 USD ($)
Income Tax Disclosure [Abstract]
Valuation allowance on net deferred tax assets percentage	100.00%
Net operating loss carryforward	$ 5,400,000